Operating income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Variation of revenue by segment	5.00%	7.00%
External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 9,450,000,000	€ 8,865,000,000	8,102,000,000
Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	177,000,000	283,000,000	413,000,000
Construction division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 7,653,000,000	€ 7,236,000,000	6,870,000,000
Variation of revenue by segment	6.00%	5.00%
Construction division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 7,368,000,000	€ 6,921,000,000	6,381,000,000
Construction division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	285,000,000	315,000,000	489,000,000
Toll roads division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 1,374,000,000	€ 1,256,000,000	1,085,000,000
Variation of revenue by segment	9.00%	16.00%
Toll roads division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 1,373,000,000	€ 1,246,000,000	1,084,000,000
Toll roads division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	1,000,000	10,000,000	1,000,000
Airports division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 111,000,000	€ 91,000,000	80,000,000
Variation of revenue by segment	22.00%	14.00%
Airports division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 111,000,000	€ 82,000,000	80,000,000
Airports division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	0	9,000,000	0
Energy and mobility infrastructures division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 339,000,000	€ 270,000,000	207,000,000
Variation of revenue by segment	26.00%	30.00%
Energy and mobility infrastructures division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 337,000,000	€ 268,000,000	207,000,000
Energy and mobility infrastructures division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	2,000,000	2,000,000	0
Corporation division [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 460,000,000	€ 519,000,000	506,000,000
Variation of revenue by segment	(11.00%)	3.00%
Corporation division [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 259,000,000	€ 347,000,000	350,000,000
Corporation division [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	201,000,000	172,000,000	156,000,000
Revenue adjustments [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ (310,000,000)	€ (224,000,000)	(233,000,000)
Variation of revenue by segment	38.00%	(4.00%)
Revenue adjustments [Member] | External sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ 0	€ 0	0
Revenue adjustments [Member] | Intersegment sales [Member]
Disclosure of detailed information about revenue by segment [Line Items]
Revenue, operating	€ (310,000,000)	€ (224,000,000)	€ (233,000,000)